Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-41779
Entity Registrant Name	HOWARD HUGHES HOLDINGS INC.
Entity Central Index Key	0001981792
Entity Tax Identification Number	93-1869991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	719-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $0.01 par value per share
Trading Symbol	HHH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false